Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Prepaid advertising fees	¥ 105,252		¥ 79,216
Employee advances	84,589		71,131
Input VAT	72,337		76,600
Rental and other deposits	52,062		126,614
Prepaid rental	32,751		33,759
Notes and other receivables	24,612		46,184
Prepayment for service fees	16,577		46,787
Others	37,876		18,923
Total	¥ 426,056	$ 61,418	¥ 499,214